Shareholder Report	12 Months Ended	120 Months Ended
	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Two Roads Shared Trust
Entity Central Index Key	0001552947
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000195030
Shareholder Report [Line Items]
Fund Name	Redwood AlphaFactor Tactical International Fund
Class Name	Class I
Trading Symbol	RWIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Redwood AlphaFactor Tactical International Fund for the period of November 1, 2023 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.redwoodmutualfunds.com. You can also request this information by contacting us at 855-733-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855-733-3863
Additional Information Website	www.redwoodmutualfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$130	1.20%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.20%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (November 2, 2017)
Redwood AlphaFactor Tactical International Fund	16.80%	6.08%	4.13%
MSCI ACWI ex USA Index	24.33%	5.78%	4.32%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Nov. 02, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 197,273,788	$ 197,273,788
Holdings Count | Holding	75	75
Advisory Fees Paid, Amount	$ 1,513,131
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$197,273,788
Number of Portfolio Holdings	75
Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$1,513,131
Portfolio Turnover	49%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	15.3%
Common Stocks	84.7%

C000195031
Shareholder Report [Line Items]
Fund Name	Redwood AlphaFactor Tactical International Fund
Class Name	Class N
Trading Symbol	RWINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Redwood AlphaFactor Tactical International Fund for the period of November 1, 2023 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.redwoodmutualfunds.com. You can also request this information by contacting us at 855-733-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855-733-3863
Additional Information Website	www.redwoodmutualfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$157	1.45%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.45%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (November 2, 2017)
Redwood AlphaFactor Tactical International Fund	16.80%	5.23%	3.47%
MSCI ACWI ex USA Index	24.33%	5.78%	4.32%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Nov. 02, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 197,273,788	$ 197,273,788
Holdings Count | Holding	75	75
Advisory Fees Paid, Amount	$ 1,513,131
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$197,273,788
Number of Portfolio Holdings	75
Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$1,513,131
Portfolio Turnover	49%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	15.3%
Common Stocks	84.7%

C000178523
Shareholder Report [Line Items]
Fund Name	Redwood Managed Municipal Income Fund
Class Name	Class I
Trading Symbol	RWMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Redwood Managed Municipal Income Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.redwoodmutualfunds.com. You can also request this information by contacting us at 855-733-3863.
Additional Information Phone Number	855-733-3863
Additional Information Website	www.redwoodmutualfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$105	1.00%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (March 9, 2017)
Redwood Managed Municipal Income Fund	9.55%	0.49%	2.38%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.39%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Mar. 09, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 135,643,524	$ 135,643,524
Holdings Count | Holding	20	20
Advisory Fees Paid, Amount	$ 764,611
InvestmentCompanyPortfolioTurnover	135.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$135,643,524
Number of Portfolio Holdings	20
Advisory Fee (net of waivers)	$764,611
Portfolio Turnover	135%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	13.5%
Money Market Funds	86.5%
Open End Funds	0.0%

C000131991
Shareholder Report [Line Items]
Fund Name	Redwood Managed Volatility Fund
Class Name	Class I
Trading Symbol	RWDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Redwood Managed Volatility Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.redwoodmutualfunds.com. You can also request this information by contacting us at 855-733-3863.
Additional Information Phone Number	855-733-3863
Additional Information Website	www.redwoodmutualfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$173	1.63%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.63%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Redwood Managed Volatility Fund	11.94%	-0.81%	1.22%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
ICE BofA US Treasuries 3-5 Yr Index (USD)	6.84%	0.45%	1.30%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 148,532,214	$ 148,532,214
Holdings Count | Holding	139	139
Advisory Fees Paid, Amount	$ 1,839,299
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$148,532,214
Number of Portfolio Holdings	139
Advisory Fee	$1,839,299
Portfolio Turnover	43%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	9.6%
Corporate Bonds	18.1%
Exchange-Traded Funds	2.6%
Open End Funds	69.7%

C000131992
Shareholder Report [Line Items]
Fund Name	Redwood Managed Volatility Fund
Class Name	Class N
Trading Symbol	RWDNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Redwood Managed Volatility Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.redwoodmutualfunds.com. You can also request this information by contacting us at 855-733-3863.
Additional Information Phone Number	855-733-3863
Additional Information Website	www.redwoodmutualfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$200	1.89%

Expenses Paid, Amount	$ 200
Expense Ratio, Percent	1.89%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Redwood Managed Volatility Fund	11.57%	-1.07%	0.96%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
ICE BofA US Treasuries 3-5 Yr Index (USD)	6.84%	0.45%	1.30%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 148,532,214	$ 148,532,214
Holdings Count | Holding	139	139
Advisory Fees Paid, Amount	$ 1,839,299
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$148,532,214
Number of Portfolio Holdings	139
Advisory Fee	$1,839,299
Portfolio Turnover	43%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	9.6%
Corporate Bonds	18.1%
Exchange-Traded Funds	2.6%
Open End Funds	69.7%

C000131993
Shareholder Report [Line Items]
Fund Name	Redwood Managed Volatility Fund
Class Name	Class Y
Trading Symbol	RWDYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Redwood Managed Volatility Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.redwoodmutualfunds.com. You can also request this information by contacting us at 855-733-3863.
Additional Information Phone Number	855-733-3863
Additional Information Website	www.redwoodmutualfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$178	1.68%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.68%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Redwood Managed Volatility Fund	12.05%	-0.70%	1.32%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
ICE BofA US Treasuries 3-5 Yr Index (USD)	6.84%	0.45%	1.30%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 148,532,214	$ 148,532,214
Holdings Count | Holding	139	139
Advisory Fees Paid, Amount	$ 1,839,299
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$148,532,214
Number of Portfolio Holdings	139
Advisory Fee	$1,839,299
Portfolio Turnover	43%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	9.6%
Corporate Bonds	18.1%
Exchange-Traded Funds	2.6%
Open End Funds	69.7%

C000195032
Shareholder Report [Line Items]
Fund Name	Redwood Systematic Macro Trend Fund
Class Name	Class I
Trading Symbol	RWSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Redwood Systematic Macro Trend Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.redwoodmutualfunds.com. You can also request this information by contacting us at 855-733-3863.
Additional Information Phone Number	855-733-3863
Additional Information Website	www.redwoodmutualfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$141	1.29%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.29%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (November 2, 2017)
Redwood Systematic Macro Trend Fund	19.28%	11.32%	8.40%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.08%
S&P 500® Equal Weight Index	32.12%	12.17%	11.16%
S&P 500® Index	38.02%	15.27%	13.95%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Nov. 02, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 245,552,617	$ 245,552,617
Holdings Count | Holding	59	59
Advisory Fees Paid, Amount	$ 2,151,417
InvestmentCompanyPortfolioTurnover	135.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$245,552,617
Number of Portfolio Holdings	59
Advisory Fee	$2,151,417
Portfolio Turnover	135%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	11.8%
Common Stocks	37.7%
Exchange-Traded Funds	49.3%
Money Market Funds	1.1%
Open End Funds	0.1%

C000195033
Shareholder Report [Line Items]
Fund Name	Redwood Systematic Macro Trend Fund
Class Name	Class N
Trading Symbol	RWSNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Redwood Systematic Macro Trend Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.redwoodmutualfunds.com. You can also request this information by contacting us at 855-733-3863.
Additional Information Phone Number	855-733-3863
Additional Information Website	www.redwoodmutualfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$169	1.54%

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.54%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (November 2, 2017)
Redwood Systematic Macro Trend Fund	19.39%	11.14%	8.20%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.08%
S&P 500® Equal Weight Index	32.12%	12.17%	11.16%
S&P 500® Index	38.02%	15.27%	13.95%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Nov. 02, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 245,552,617	$ 245,552,617
Holdings Count | Holding	59	59
Advisory Fees Paid, Amount	$ 2,151,417
InvestmentCompanyPortfolioTurnover	135.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$245,552,617
Number of Portfolio Holdings	59
Advisory Fee	$2,151,417
Portfolio Turnover	135%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	11.8%
Common Stocks	37.7%
Exchange-Traded Funds	49.3%
Money Market Funds	1.1%
Open End Funds	0.1%